CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	[1]	$ 394,818	$ 492,048	$ 454,271
COST OF REVENUES		77,752	80,708	73,485
GROSS PROFIT		317,066	411,340	380,786
OPERATING EXPENSES:
Research and development		13,137	13,410	12,425
Sales and marketing		181,366	193,042	160,576
General and administrative		10,032	9,228	9,931
TOTAL OPERATING EXPENSES		204,535	215,680	182,932
OPERATING INCOME		112,531	195,660	197,854
Finance income, net		30,938	21,607	3,612
INCOME BEFORE INCOME TAXES		143,469	217,267	201,466
INCOME TAXES BENEFIT (EXPENSES)		37,806	(19,348)	(39,946)
NET INCOME		$ 181,275	$ 197,919	$ 161,520
EARNINGS PER SHARE:
Basic		$ 2.29	$ 2.37	$ 1.96
Diluted		$ 2.25	$ 2.3	$ 1.89
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF EARNINGS PER SHARE
Basic		79,306,371	83,533,593	82,482,090
Diluted		80,596,682	85,953,581	85,403,714

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.